Derivative warrant liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
IfrsStatementLineItems [Line Items]
Warrants issued	$ (8,710)
Derivative warrant liabilities	2,100
Derivative Warrant Liabilities [Member]
IfrsStatementLineItems [Line Items]
Derivative warrant liabilities	551
Warrants issued	7,830
Fair value adjustment	(6,232)
Derivative warrant liabilities	$ 2,149	$ 551